PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6.PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2021 and 2022, prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2021	2022
Prepayment for vehicle purchase (1)	$32,091	$18,252
Other receivables from dealerships (2)	19,249	9,546
Deductible input VAT	545	7
Advance to suppliers	23	—
Others (3)	1,362	191
Total	53,270	27,996
Less: valuation allowance	—	(1,675)
Prepaid expenses and other current assets	$53,270	$26,321
(1)	The balance mainly represents pre-payments to the dealership operators who are operators of the used car dealership with whom the Company set up special purpose holding companies to operate the used car business, mainly to purchase used vehicles from the market.
(2)	The balance represents cash advances paid to the dealership operators for purchasing used vehicles historically and shall be repaid in cash, and the balance is secured using ordinary shares of the Company issued to them as agreed with the dealership operator (Note 10).
(3)	Others mainly included prepaid rent, staff advances, prepaid marketing fee, advertising fee, professional fee, and other receivables incurred for daily operations.
(4)	The Company recorded impairment loss of nil and $22,921 for prepayment for vehicle purchase and other current assets for the years ended December 31, 2021 and 2022.